FINANCE EXPENSES, NET (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Other Income and Expenses [Abstract]
Summary of Finance Expenses, Net

	Nine months ended September 30,		Three months ended September 30,		Year ended December 31,
	2016	2015	2016	2015	2015
	Unaudited		Unaudited
Bank fees and interest	$257,728	$518	$(1,875)	$80	$7,362
Exchange differences	(16,971)	(1,851)	9,208	7,657	(1,299)

	$240,757	$(1,333)	$7,333	$7,647	$6,063

	Year ended December 31,
	2015	2014
Bank fees and interest	$7,362	$1,704
Exchange differences	(1,299)	117,319

	$6,063	$119,023